Restructuring and Other Related Charges - Narrative (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	$ 1,500		$ 1,500		$ 2,551	$ 459	$ 1,887	$ 95
Restructuring charges	$ (39)	$ 8	$ 2,473	$ 21	6,921	15,162	21,230
Production and Automation Technologies [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					6,921	12,757	18,750
Drilling Technologies [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					$ 0	$ 2,405	$ 2,480